GEOGRAPHICAL SALES AND SEGMENTS	12 Months Ended
Dec. 31, 2015
GEOGRAPHICAL SALES AND SEGMENTS [Abstract]
GEOGRAPHICAL SALES AND SEGMENTS

NOTE 18 – GEOGRAPHICAL SALES AND SEGMENTS

Our management does not capture financial information or utilize operating segments to make decisions about the business. Management believes that it operates in one business segment. However, our management does rely on sales by geographical area as useful information in managing the business.

Information for the Company's sales by geographical area for the years ended December 31, 2015, 2014 and 2013 are as follows:

	Year Ended December 31,
	2015	2014	2013

Domestic Sales	$110,109,028	$115,256,175	$107,273,543
International Sales	7,799,388	8,315,280	6,618,446
	$117,908,416	$123,571,455	$113,891,989